Going concern and liquidity risk - Additional Information (Detail)	3 Months Ended
Jun. 30, 2021
Going Concern And Liquidity Risk [Line Items]
Maximum percentage of decline in revenue less pass-through costs to still meet liabilities as they fall due	29.00%